Interest and Finance Cost (Tables)	6 Months Ended
Jun. 30, 2014
Interest and Finance Cost [Abstract]
Interest And Finance Cost
	Six-month period ended June 30,
	2013	2014
Interest on long-term debt, including amortization of financing costs	$85,436	$139,241
Capitalized borrowing costs	(31,215)	(18,037)
Premium on 9,5% Senior Unsecured Notes (Note 8)	-	26,546
Bank charges and other financial expenses	10,598	2,733

Total	$64,819	$150,483